CONVERTIBLE NOTES PAYABLE - Schedule of Outstanding Convertible Notes (Details)	3 Months Ended
Mar. 31, 2016 USD ($) $ / shares shares
Old Main #1
Date of Debt Instrument	Jan. 27, 2016
Debt Instrument	$ 500,000
Debt Instrument, Interest Rate	8.00%
Conversion price per share | $ / shares	$ 0.25
Debt Instrument, Maturity Date	Jan. 27, 2017
Accrued Interest	$ 11,555
Shares Issuable upon conversion | shares	2,046,220
Old Main #2
Date of Debt Instrument	Jan. 27, 2016
Debt Instrument	$ 271,739
Debt Instrument, Interest Rate	10.00%
Conversion price per share | $ / shares	$ 0.25
Debt Instrument, Maturity Date	Jan. 27, 2017
Accrued Interest	$ 13,587
Shares Issuable upon conversion | shares	1,141,304
Old Main #3
Date of Debt Instrument	Feb. 26, 2016
Debt Instrument	$ 181,857
Debt Instrument, Interest Rate	10.00%
Conversion price per share | $ / shares	$ 0.25
Debt Instrument, Maturity Date	Sep. 26, 2016
Accrued Interest
Shares Issuable upon conversion | shares	727,428
Old Main #4
Date of Debt Instrument	Apr. 01, 2016
Debt Instrument	$ 271,739
Debt Instrument, Interest Rate	10.00%
Conversion price per share | $ / shares	$ 0.25
Debt Instrument, Maturity Date	Apr. 01, 2017
Accrued Interest	$ 13,587
Shares Issuable upon conversion | shares	1,141,304
Old Main #5
Date of Debt Instrument	Apr. 15, 2016
Debt Instrument	$ 135,869
Debt Instrument, Interest Rate	10.00%
Conversion price per share | $ / shares	$ 0.25
Debt Instrument, Maturity Date	Apr. 15, 2017
Accrued Interest	$ 6,793
Shares Issuable upon conversion | shares	570,648
Old Main #6
Debt Instrument	$ 135,869
Debt Instrument, Interest Rate	10.00%
Conversion price per share | $ / shares	$ 0.25
Accrued Interest	$ 6,793
Shares Issuable upon conversion | shares	570,648